Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation
Schedule of compensation cost

A summary of stock-based compensation cost recognized for stock-based payment arrangements is as follows (in thousands):

Year Ended
December 31,
Dollars in thousands	2021
Compensation cost recognized:
Restricted stock units	$996
Total compensation cost	$996

Schedule of restricted stock units

		Weighted
		Average
		Grant-Date
		Fair Value
	Shares	Per Share
Outstanding at January 1, 2021	—	$—
Granted	3,019,853	8.02
Vested and converted	—	—
Forfeited/expired	—	—
Outstanding at December 31, 2021	3,019,853	$8.02